Securitizations and Variable Interest Entities - Classification of Consolidated VIEs' Assets and Liabilities (Detail) (JPY ¥)	Sep. 30, 2014		Mar. 31, 2014		Sep. 30, 2013	Mar. 31, 2013
Assets
Cash and cash equivalents	¥ 1,439,786,000,000		¥ 1,489,792,000,000		¥ 1,298,043,000,000	¥ 805,087,000,000
Trading assets
Derivatives	2,096,000,000,000	[1]	2,305,000,000,000	[1]
Private equity investments	44,723,000,000		41,996,000,000
Securities purchased under agreements to resell	8,299,801,000,000		9,617,675,000,000
Office buildings, land, equipment and facilities	413,385,000,000		408,917,000,000
Other	737,070,000,000		784,174,000,000
Trading liabilities
Derivatives	1,769,000,000,000	[1]	2,038,000,000,000	[1]
Securities sold under agreements to repurchase	13,878,397,000,000		13,937,690,000,000
Borrowings
Long-term borrowings	8,412,012,000,000		8,227,063,000,000
Variable Interest Entity, primary beneficiary [Member]
Assets
Cash and cash equivalents	21,000,000,000		18,000,000,000
Trading assets
Equities	391,000,000,000		289,000,000,000
Debt securities	432,000,000,000		393,000,000,000
Mortgage and mortgage-backed securities	71,000,000,000		66,000,000,000
Derivatives	2,000,000,000		2,000,000,000
Private equity investments	1,000,000,000		1,000,000,000
Securities purchased under agreements to resell	20,000,000,000		32,000,000,000
Office buildings, land, equipment and facilities	15,000,000,000		12,000,000,000
Other	29,000,000,000	[2]	70,000,000,000	[2]
Total	982,000,000,000		883,000,000,000
Trading liabilities
Debt securities	18,000,000,000		33,000,000,000
Derivatives	9,000,000,000		9,000,000,000
Securities sold under agreements to repurchase	13,000,000,000		23,000,000,000
Borrowings
Long-term borrowings	640,000,000,000		424,000,000,000
Other	2,000,000,000		4,000,000,000
Total	¥ 682,000,000,000		¥ 493,000,000,000

[1]	Net derivative assets and net derivative liabilities are generally reported within Trading assets and private equity investments-Trading assets and Trading liabilities, respectively in the consolidated balance sheet. Bifurcated embedded derivatives are reported within Short-term borrowings or Long-term borrowings depending on the maturity of the underlying host contract.
[2]	Includes aircraft purchase deposits of ¥5 billion as of March 31, 2014. There was no aircraft purchase deposit as of September 30, 2014, due to the completion of aircraft delivery. In relation to these aircraft purchase deposits, certain of these SPEs have commitments to purchase aircraft. See Note 15 "Commitments, contingencies and guarantees" for further information.